Inventory	3 Months Ended
Jun. 30, 2024
Classes of current inventories [abstract]
Inventory [Text Block]

6. Inventory

The following is a listing of inventory as at June 30, 2024 and March 31, 2024:

	June 30, 2024	March 31, 2024

Parts	$4,365,675	$3,855,668
Work in Process	15,970,562	14,341,949
Finished Goods	13,389,313	13,813,014

Total	$33,725,550	$32,010,631

The Company’s finished goods inventory is primarily comprised of EV Stars, EV Star Cab and Chassis, BEAST Type D school buses, and Nano BEAST Type A school buses. During the three months ended June 30, 2024, $2,556,085 of inventory was included in cost of sales (June 30, 2023 - $14,198,268).